Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due Within One Year (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Trade and other receivables [abstract]
Trade receivables (net of loss allowance)	£ 6,600.5	£ 6,572.2
Work in progress	254.0	264.1
VAT and sales taxes recoverable	350.3	236.6
Prepayments	215.3	248.1
Accrued income	3,435.7	3,150.1
Fair value of derivatives	2.5	0.2
Other debtors	504.0	501.0
Trade and other receivables	£ 11,362.3	£ 10,972.3	[1]	£ 11,822.3

[1]	Figures have been restated as described in the accounting policies.